UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2004

Check here if Amendment [ ]; Amendment Number:
                                               -------

This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Genesis Asset Management LLC
           ----------------------------------------
Address:   909 Montgomery Street
           Suite 500
           San Francisco, CA 94133
           ----------------------------------------

Form 13F File Number: 28-05737
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Gail P. Seneca
        -------------------------
Title:  President
        -------------------------
Phone:  (415) 486-6727
        -------------------------

Signature, Place, and Date of Signing:

/s/ Gail P. Seneca                 San Francisco, CA                  07/27/2004
------------------                 -----------------                  ----------
   [Signature]                       [City, State]                      [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]



                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                 0
                                         -----------
Form 13F Information Table Entry Total:           75
                                         -----------
Form 13F Information Table Value Total:      $62,033
                                         -----------
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE


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
                                               FORM 13F INFORMATION TABLE

                                                           VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER   VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS SOLE SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ----- ------ ----
Activision Inc                 COM              004930202      315   19830 SH       Sole             19830      0    0
Adtran Inc                     COM              00738A106      328    9820 SH       Sole              9820      0    0
Allergan Inc                   COM              018490102     1614   18030 SH       Sole             18030      0    0
Alliance Data Systems Corp.    COM              018581108     1396   33040 SH       Sole             33040      0    0
Arthrocare Corp.               COM              043136100      290    9970 SH       Sole              9970      0    0
Axcan Pharma Inc               COM              054923107      268   12710 SH       Sole             12710      0    0
BJ Services Co                 COM              055482103     1737   37900 SH       Sole             37900      0    0
BJ's Wholesale Club Inc.       COM              05548J106      380   15200 SH       Sole             15200      0    0
Belo Corporation-A             COM              080555105     1254   46720 SH       Sole             46720      0    0
Biomet Inc                     COM              090613100     1330   29920 SH       Sole             29920      0    0
Broadcom Corp-Cl A             COM              111320107     1179   25290 SH       Sole             25290      0    0
CNET Networks Inc.             COM              12613r104      339   30600 SH       Sole             30600      0    0
Cache Inc                      COM              127150308      188   13905 SH       Sole             13905      0    0
Career Education Corp          COM              141665109      704   15460 SH       Sole             15460      0    0
Caremark RX Inc.               COM              141705103     1487   45130 SH       Sole             45130      0    0
Cathay General Bancorp         COM              149150104      237    3560 SH       Sole              3560      0    0
Chicago Mercantile Exchange    COM              167760107     1702   11790 SH       Sole             11790      0    0
Chico's FAS Inc.               COM              168615102     1520   33650 SH       Sole             33650      0    0
Coach Inc                      COM              189754104     1557   34450 SH       Sole             34450      0    0
Cooper Companies Inc           COM              216648402      316    5000 SH       Sole              5000      0    0
Crane Co.                      COM              224399105      256    8140 SH       Sole              8140      0    0
DJ Orthopedics Inc             COM              23325G104      313   13620 SH       Sole             13620      0    0
Darden Restaurants Inc         COM              237194105     1068   51970 SH       Sole             51970      0    0
Dendrite International Inc     COM              248239105      339   18250 SH       Sole             18250      0    0
Dycom Industries               COM              267475101      318   11350 SH       Sole             11350      0    0
Embarcadero Technologies Inc   COM              290787100      214   17340 SH       Sole             17340      0    0
Eon Labs Inc                   COM              29412E100     1180   28840 SH       Sole             28840      0    0
Estee Lauder Companies - Cl A  COM              518439104     1704   34930 SH       Sole             34930      0    0
Fossil Inc.                    COM              349882100      246    9040 SH       Sole              9040      0    0
Gen-Probe Inc                  COM              36866t103      222    4700 SH       Sole              4700      0    0
Georgia Pacific Corp           COM              373298108     1309   35400 SH       Sole             35400      0    0
Global Payments Inc            COM              37940X102     1718   38170 SH       Sole             38170      0    0
Grant Prideco Inc              COM              38821G101      278   15050 SH       Sole             15050      0    0
Hughes Supply Inc.             COM              444482103      314    5330 SH       Sole              5330      0    0
Hyperion Solutions Corp.       COM              44914m104      338    7730 SH       Sole              7730      0    0
International Game Technology  COM              459902102     1512   39180 SH       Sole             39180      0    0
J.M. Smucker Co                COM              832696405     1092   23790 SH       Sole             23790      0    0
Jos A Bank Clothiers Inc.      COM              480838101      281    8940 SH       Sole              8940      0    0
Juniper Networks Inc           COM              48203R104     2044   83200 SH       Sole             83200      0    0
Kinetic Concepts               COM              49460w208     1615   32360 SH       Sole             32360      0    0
L-3 Communications Holdings In COM              502424104     1734   25960 SH       Sole             25960      0    0
Lifepoint Hospitals Inc        COM              53219L109      236    6330 SH       Sole              6330      0    0
MGI Pharma Inc.                COM              552880106      304   11260 SH       Sole             11260      0    0
MGIC Investment Corp           COM              552848103     1392   18350 SH       Sole             18350      0    0
McKesson HBOC Corp             COM              58155Q103     1339   38990 SH       Sole             38990      0    0
Microchip Technology Inc       COM              595017104     1310   41550 SH       Sole             41550      0    0
Mylan Labs                     COM              628530107     1353   66810 SH       Sole             66810      0    0
National Semiconductor Corp    COM              637640103     1657   75360 SH       Sole             75360      0    0
Netgear Inc.                   COM              64111q104      170   15780 SH       Sole             15780      0    0
Nextel Partners Inc-Cl A       COM              65333F107     1220   76620 SH       Sole             76620      0    0
Oracle Corp                    COM              68389X105      127   10640 SH       Sole             10640      0    0
Pep Boys Manny Moe & Jack      COM              713278109      229    9040 SH       Sole              9040      0    0
Perkinelmer Inc                COM              714046109      415   20700 SH       Sole             20700      0    0
Qwest Software Inc.            COM              74834t103      281   21750 SH       Sole             21750      0    0
RSA Security Inc.              COM              749719100      265   12940 SH       Sole             12940      0    0
Rayovac Corp.                  COM              755081106      259    9200 SH       Sole              9200      0    0
Rohm & Haas Co                 COM              775371107     1456   35020 SH       Sole             35020      0    0
Safeway Inc                    COM              786514208     1415   55840 SH       Sole             55840      0    0
Salix Pharmaceuticals          COM              795435106      254    7720 SH       Sole              7720      0    0
Secure Computing Corp          COM              813705100      184   15810 SH       Sole             15810      0    0
Sepracor Inc                   COM              817315104     1455   27500 SH       Sole             27500      0    0
Sherwin-Williams Co            COM              824348106      530   12760 SH       Sole             12760      0    0
Sonicwall Inc                  COM              835470105      253   29470 SH       Sole             29470      0    0
Sports Authority               COM              84917u109      329    9170 SH       Sole              9170      0    0
Staples Inc                    COM              855030102     1159   39410 SH       Sole             39410      0    0
Station Casinos Inc            COM              857689103     1468   30340 SH       Sole             30340      0    0
Texas Capital Bancshares Inc.  COM              88224q107      219   13200 SH       Sole             13200      0    0
Toro Co                        COM              891092108      289    4130 SH       Sole              4130      0    0
Tractor Supply Company         COM              892356106      346    8270 SH       Sole              8270      0    0
Triad Hospitals Inc.           COM              89579K109     1592   42770 SH       Sole             42770      0    0
Trimble Navigation Ltd.        COM              896239100      322   11585 SH       Sole             11585      0    0
UTI Worldwide                  COM              G87210103      242    4580 SH       Sole              4580      0    0
Verisign Inc                   COM              92343E102     1735   87170 SH       Sole             87170      0    0
William Sonoma                 COM              969904101     1684   51090 SH       Sole             51090      0    0
Wind River System              COM              973149107      308   26230 SH       Sole             26230      0    0


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